FORM N-SAR
                     SEMI-ANNUAL REPORT
             FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:   /  /    (a)
           or fiscal year ending:  12/31/13   (b)

Is this a transition report? (Y/N) ___N____

Is this an amendment to a previous filing: (Y/N)___N___



1. A. Registrant Name: The First Trust Tax-Exempt Series 1 and Subsequent
                       Series, The First Trust Unit Investment Trust Series 1 and Subsequent Series


   B. File Number:  811-04755
   C. Telephone Number: 630-765-8755

2. A. Street:  c/o First Trust Portfolios L.P.
               120 Liberty Drive
   B. City: Wheaton      C. State:  IL       D. Zip Code: 60187

3. Is this the first filing on this form by Registrant? (Y/N)__N__

4. Is this the last filing on this form by Registrant? (Y/N) __N__

5. Is Registrant a small business investment company (SBIC)? (Y/N) __N__

6. Is Registrant a unit investment trust (UIT)? (Y/N)__Y__

7. A. Is Registrant a series or multiple portfolio company? (Y/N)___N___

   B. How many separate series or portfolios did Registrant have at the end of the period? _______N/A_______

UNIT INVESTMENT TRUSTS

111.    A. Depositor Name: First Trust Portfolios L.P.
        B. File Number (if any):
        C. City: Wheaton      State: IL     Zip Code: 60187   Ext: ___


112.    A. Sponsor Name: First Trust Portfolios L.P.
        B. File Number (if any):
        C. City: Wheaton      State: IL     Zip Code: 60187   Ext: ___

113.    A. Trustee Name: The Bank of New York Mellon
        B. City: New York   State:  NY       Zip Code: 10286    Ext: ___
        Foreign Country:        Foreign Postal Code:


114.    A. Principal Underwriter Name: First Trust Portfolios L.P.
        B. File Number: ________
        C. City: Wheaton      State: IL    Zip Code: 60187      Ext: ___


115.    A. Independent Public Accountant Name:  Deloitte & Touche LLP
        B. City: Chicago    State: IL     Zip Code: 60601     Ext:___

116. Family of investment companies information:

A. Is Registrant part of a family of investment companies? (Y/N)___Y_____
B. Identify the family in 10 letters  F I R S T  T R U S T

117.    A. Is Registrant a separate account of an insurance company? (Y/N)__N___
B. Variable annuity contracts? (Y/N)___N_____
C. Scheduled premium variable life contracts? (Y/N)_____N_____
D. Flexible premium variable life contracts? (Y/N)______N_____
E. Other types of insurance products registered under the Securities
Act of 1933? (Y/N)___N______


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:___3____


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:____0____


120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_____0_____

121. State the number of series for which a current prospectus was in existence at the end of the period: ____0_____

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:___0___

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $_____0______

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $_______0_______

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant's ($000's omitted) $____0____

126. Of the amount shown in item 125, state the total dollar amount of sales Loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $_____0_____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of       Total Assets    Total
                                        Series          ($000's         Income
                                        Investing       omitted)        Distributions  ($000's omitted)

A.U.S. Treasury direct issue            0               $0              $0
B.U.S. Government agency                0               $0              $0
C.State and municipal tax-free          3               $928            $50
D.Public utility debt                   0               $0              $0
E.Brokers or dealers debt or
  Debt of brokers' or
  Dealers' parent                       0               $0              $0
F.All other corporate
  Intermed. & long-term debt            0               $0              $0
G.All other corporate short-
  term debt                             0               $0              $0
H.Equity securities of brokers
  Or dealers or parents of
  Brokers or dealers                    0               $0              $0
I.Investment company equity
  Securities                            0               $0              $0
J.All other equity securities           0               $0              $0
K.Other securities                      0               $0              $0
L.Total assets of all series
  Of Registrant                         3               $928            $50

128. Is the timely payment of principal and interest on any of the portfolio Securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)_____Y______

[If answer is "N" (No), go to item 131]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)________N__________

[if answer is "N" (No), go to item 131]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)______________________

131. Total expenses incurred by all series of Registrant during the current Reporting period ($000's omitted) $_____4______

132. List the "811" (Investment Company Act of 1940) registration number for All Series of Registrant that is being included in this filing:

811-04755                       811-                       811-




This report is signed on behalf of the Depositor.

City of: Wheaton    State of: Illinois  Date: February 4, 2014

Name of Depositor:

First Trust Portfolios L.P.




By: /s/ Elizabeth H. Bull              /s/ Ronda L. Saeli-Chiappe
   ____________________________        _____________________________
    Elizabeth H. Bull                   Ronda L. Saeli-Chiappe
    Senior Vice President               Vice President